Reinsurance (Reinsurance Amounts Recorded on Consolidated Statements of Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reinsurance [Abstract]
Direct insurance premiums and fee income	$ 13,607	$ 13,415	$ 13,304
Reinsurance assumed	98	94	95
Reinsurance ceded	(2,015)	(1,853)	(1,656)
Total insurance premiums and fee income	11,690	11,656	11,743
Direct insurance benefits	10,345	10,592	10,630
Reinsurance recoveries	(1,866)	(2,089)	(1,953)
Benefits	8,479	8,503	$ 8,677
Direct market risk benefit (gain) loss	(3,517)	(4,011)
Reinsurance ceded	271	258
Total market risk benefit (gain) loss	(3,246)	(3,753)
Direct Policyholder Liability Remeasurement Benefit (Gain) Loss	3,294	(162)
Reinsurance ceded	(528)	(21)
Total policyholder liability remeasurement benefit (gain) loss	$ 2,766	$ (183)